Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 275,448	$ 274,350	$ 237,658
Weighted average number of shares, basic net earnings	44,322	44,204	44,198
Employee stock options, Per Share amount	259	74
Weighted average number of shares, diluted net earnings	44,581	44,278	44,215
Basic net earnings per share (in usd per share)	$ 6.21	$ 6.21	$ 5.38
Earnings Per Share, Dilution Effect, Employee Stock Option	(0.03)	(0.01)
Diluted net earnings per share (in usd per share)	$ 6.18	$ 6.20	$ 5.38